FAIR VALUE OF FINANCIAL INSTRUMENTS - Allocation of Financial Instruments (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of financial assets [line items]
Financial assets	$ 12,449	$ 12,651
Financial liabilities	75,190	77,688
Corporate borrowings
Disclosure of financial assets [line items]
Financial liabilities	5,263	4,947
Non-recourse borrowings (current and non-current)
Disclosure of financial assets [line items]
Financial liabilities	57,202	59,551
Accounts payable and other
Disclosure of financial assets [line items]
Financial liabilities	4,992	5,162
Financial liabilities (current and non-current)
Disclosure of financial assets [line items]
Financial liabilities	3,408	3,424
Lease liabilities
Disclosure of financial assets [line items]
Financial liabilities	4,305	4,584
Preferred shares
Disclosure of financial assets [line items]
Financial liabilities	20	20
Fair value through profit or loss
Disclosure of financial assets [line items]
Financial liabilities	567	689
Fair value through profit or loss | Corporate borrowings
Disclosure of financial assets [line items]
Financial liabilities	0	0
Fair value through profit or loss | Non-recourse borrowings (current and non-current)
Disclosure of financial assets [line items]
Financial liabilities	0	0
Fair value through profit or loss | Accounts payable and other
Disclosure of financial assets [line items]
Financial liabilities	0	0
Fair value through profit or loss | Financial liabilities (current and non-current)
Disclosure of financial assets [line items]
Financial liabilities	567	689
Fair value through profit or loss | Lease liabilities
Disclosure of financial assets [line items]
Financial liabilities	0	0
Fair value through profit or loss | Preferred shares
Disclosure of financial assets [line items]
Financial liabilities	0	0
Fair value through OCI
Disclosure of financial assets [line items]
Financial liabilities	0	0
Fair value through OCI | Corporate borrowings
Disclosure of financial assets [line items]
Financial liabilities	0	0
Fair value through OCI | Non-recourse borrowings (current and non-current)
Disclosure of financial assets [line items]
Financial liabilities	0	0
Fair value through OCI | Accounts payable and other
Disclosure of financial assets [line items]
Financial liabilities	0	0
Fair value through OCI | Financial liabilities (current and non-current)
Disclosure of financial assets [line items]
Financial liabilities	0	0
Fair value through OCI | Lease liabilities
Disclosure of financial assets [line items]
Financial liabilities	0	0
Fair value through OCI | Preferred shares
Disclosure of financial assets [line items]
Financial liabilities	0	0
Amortized Cost
Disclosure of financial assets [line items]
Financial liabilities	74,623	76,999
Amortized Cost | Corporate borrowings
Disclosure of financial assets [line items]
Financial liabilities	5,263	4,947
Amortized Cost | Non-recourse borrowings (current and non-current)
Disclosure of financial assets [line items]
Financial liabilities	57,202	59,551
Amortized Cost | Accounts payable and other
Disclosure of financial assets [line items]
Financial liabilities	4,992	5,162
Amortized Cost | Financial liabilities (current and non-current)
Disclosure of financial assets [line items]
Financial liabilities	2,841	2,735
Amortized Cost | Lease liabilities
Disclosure of financial assets [line items]
Financial liabilities	4,305	4,584
Amortized Cost | Preferred shares
Disclosure of financial assets [line items]
Financial liabilities	20	20
Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	672	753
Fair value through OCI
Disclosure of financial assets [line items]
Financial assets	21	28
Amortized Cost
Disclosure of financial assets [line items]
Financial assets	11,756	11,870
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	3,085	3,201
Cash and cash equivalents | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | Fair value through OCI
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | Amortized Cost
Disclosure of financial assets [line items]
Financial assets	3,085	3,201
Accounts receivable and other
Disclosure of financial assets [line items]
Financial assets	8,394	8,445
Accounts receivable and other | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	0	0
Accounts receivable and other | Fair value through OCI
Disclosure of financial assets [line items]
Financial assets	0	0
Accounts receivable and other | Amortized Cost
Disclosure of financial assets [line items]
Financial assets	8,394	8,445
Financial assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets	970	1,005
Financial assets (current and non-current) | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	672	753
Financial assets (current and non-current) | Fair value through OCI
Disclosure of financial assets [line items]
Financial assets	21	28
Financial assets (current and non-current) | Amortized Cost
Disclosure of financial assets [line items]
Financial assets	$ 277	$ 224